Class A Common Stock Subject to Possible Redemption (Details) - USD ($)		12 Months Ended
	Jun. 09, 2023	Dec. 31, 2023	Dec. 29, 2023	Dec. 31, 2022
Class A Common Stock Subject to Possible Redemption [Line Items]
Redemption price per share (in Dollars per share)	$ 10.37
Balance of trust account (in Dollars)		$ 114,641,527		$ 294,395,846
Class A Common Stock [Member]
Class A Common Stock Subject to Possible Redemption [Line Items]
Common stock, shares authorized		500,000,000		500,000,000
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Voting rights		one
Common stock subject to possible redemption shares		10,608,178		28,750,000
Shares of common stock	18,141,822	18,141,822
Redemption price per share (in Dollars per share)		$ 10.37
Aggregate redemption amount (in Dollars)	$ 188,132,132	$ 188,132,132
Common stock subject to possible redemption issued		10,608,178
Class B Common Stock [Member]
Class A Common Stock Subject to Possible Redemption [Line Items]
Common stock, shares authorized		50,000,000		50,000,000
Common stock par value (in Dollars per share)		$ 0.0001		$ 0.0001
Common stock shares issued		7,187,500		7,187,500
Common stock shares outstanding		7,187,500		7,187,500